Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses
(5)	Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Research and development	$770	$1,845
Professional fees	617	537
Compensation and related expenses	1,043	4,879
Other	98	187
	$2,528	$7,448

(7)Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	December 31,
	2024	2023
Research and development	$1,845	$3,131
Professional fees	537	1,366
Compensation and related expenses	4,879	3,100
Other	187	65
	$7,448	$7,662